Equity investments (Details 2)	12 Months Ended				1 Months Ended	12 Months Ended				1 Months Ended			12 Months Ended	1 Months Ended	12 Months Ended			1 Months Ended		12 Months Ended	1 Months Ended		12 Months Ended						1 Months Ended
	Dec. 31, 2014 USD ($)	Dec. 31, 2014 CNY	Dec. 31, 2013 CNY	Dec. 31, 2012 CNY	Sep. 30, 2014 TiKL Inc Cost Method CNY	Dec. 31, 2014 TiKL Inc Cost Method CNY	Dec. 31, 2014 Other Investments Cost Method CNY	Dec. 31, 2014 Other Investments Minimum Cost Method CNY	Dec. 31, 2014 Other Investments Maximum Cost Method CNY	Apr. 30, 2010 Zhizhu Network Equity Method CNY	Feb. 28, 2013 Unknown Worlds Equity Method CNY	Aug. 31, 2011 Unknown Worlds Equity Method CNY	Dec. 31, 2013 Unknown Worlds Equity Method CNY	Mar. 31, 2013 Investment in a Venture Capital Fund Equity Method CNY	Dec. 31, 2014 Investment in a Venture Capital Fund Equity Method CNY	Dec. 31, 2013 Investment in a Venture Capital Fund Equity Method CNY	Dec. 31, 2011 Investment in a Venture Capital Fund Equity Method CNY item	Apr. 30, 2015 Youtang Equity Method CNY	Jul. 31, 2013 Youtang Equity Method CNY	Dec. 31, 2013 Youtang Equity Method CNY	Jun. 30, 2014 Daqu Equity Method CNY	Dec. 31, 2013 Daqu Equity Method CNY	Dec. 31, 2014 Daqu Equity Method CNY	Dec. 31, 2013 Daqu Equity Method CNY	Dec. 31, 2014 Other Investments Equity Method CNY	Dec. 31, 2013 Other Investments Equity Method CNY	Dec. 31, 2014 Other Investments Minimum Equity Method CNY	Dec. 31, 2014 Other Investments Maximum Equity Method CNY	Sep. 30, 2014 Shanda Games Class A ordinary shares of Shanda Games USD ($)	Sep. 30, 2014 Shanda Games Class A ordinary shares of Shanda Games CNY	May 31, 2014 Shanda Games Class A ordinary shares of Shanda Games USD ($)	May 31, 2014 Shanda Games Class A ordinary shares of Shanda Games CNY
Schedule of Investments [Line Items]
Investments		322,229,210	281,331,779		30,762,509	30,762,509	14,150,939	4,900,000	9,200,000	27,000,000	5,098,956	10,803,330	5,098,956		217,737,036	197,982,823			20,000,000	20,000,000	16,000,000	40,000,000	16,000,000	40,000,000	43,578,726	18,250,000	400,000	12,000,000
Ownership Percentage Acquired					9.00%					20.00%	20.00%	40.00%							20.00%		10.00%	30.00%
Investment shares acquired																															30,326,005	30,326,005
Cash consideration for acquisition																															100,000,000	615,300,000
Investment shares sold																													30,326,005	30,326,005
Total consideration for sale of investments																		50,000,000											104,600,000	643,700,000
Investment gain recorded in share of income from equity investment																													4,600,000	28,500,000
Maximum contribution to the venture capital fund																	643,500,000
Additional contribution to the venture capital fund														396,000,000
Period for contribution to the venture capital fund														12 years			9 years
Equity interest owned by the Group (as a percent)															99.00%
The number of general partners, who manage the venture capital fund																	1
Amount contributed to the venture capital fund															615,700,000
Amount paid	$ 54,893,261	340,590,730	256,232,823	200,000,000																		20,000,000	20,000,000